Other employee benefits	12 Months Ended
Dec. 31, 2024
Other Employee Benefits [Abstract]
Other employee benefits [Text Block]

25. Other employee benefits

Hudbay sponsors both other long-term employee benefit plans and non-pension post-employment benefits plans and uses a December 31 measurement date. These obligations relate mainly to commitments for post-retirement health benefits. Information about Hudbay's post-employment and other long-term employee benefits is as follows:

Movements in the present value of the defined benefit obligation in the current and previous years were:

	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Opening defined benefit obligation	$103.2	$87.2
Current service cost[1]	2.8	2.8
Past service cost	1.6	-
Interest cost	4.5	4.5
Benefits paid	(2.9)	(2.7)
Remeasurement actuarial (gain)/loss:
Arising from changes in demographic assumptions	(12.8)	0.5
Arising from changes in financial assumptions	(1.2)	9.3
Arising from experience adjustments	(5.3)	(0.7)
Effects of movements in exchange rates	(8.4)	2.3
Closing defined benefit obligation	$81.5	$103.2

[1] Includes remeasurement of other long term employee benefits

The defined benefit obligation closing balance, by group member, is as follows:

	Dec. 31, 2024	Dec. 31, 2023
Active members	$26.7	$36.9
Inactive members	54.8	66.3
Closing defined benefit obligation	$81.5	$103.2

Movements in the fair value of defined benefit amounts in the current and previous years were as follows:

	Dec. 31, 2024	Dec. 31, 2023
Employer contributions	$2.9	$2.7
Benefits paid	(2.9)	(2.7)
Closing fair value of assets	$-	$-

The non-pension employee benefit plan obligations are unfunded.

Reconciliation of assets and liabilities recognized in the consolidated balance sheets:

	Dec. 31, 2024	Dec. 31, 2023
Unfunded benefit obligation	$81.5	$103.2
Vacation accrual and other - non-current	2.3	2.5
Net liability	$83.8	$105.7

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2024	Dec. 31, 2023
Other employee benefits liability - current (note 17)	$3.5	$3.8
Other employee benefits liability - non-current	80.3	101.9
Net liability	$83.8	$105.7

Other employee future benefit expense includes the following:

	Dec. 31, 2024	Dec. 31, 2023
Current service cost [1]	$2.8	$2.8
Past service cost	1.6	-
Net interest cost	4.5	4.5
Components recognized in consolidated statements of income	$8.9	$7.3
[1] Includes remeasurement of other long term employee benefit and curtailment

	Dec. 31, 2024	Dec. 31, 2023
Remeasurement on the net defined benefit liability:
Actuarial (gain) loss arising from changes in demographic assumptions	$(12.8)	$0.5
Actuarial (gain) loss arising from changes in financial assumptions	(1.2)	9.3
Actuarial gain arising from changes experience adjustments	(5.3)	(0.7)
Components recognized in statements of comprehensive income	$(19.3)	$9.1

Total other employee future benefit (income) / expense	$(10.4)	$16.4

Other employee benefit amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated statements of income within cost of sales upon sale of the inventory.

	Dec. 31, 2024	Dec. 31, 2023
Defined benefit cost:
Discount rate	4.64%	5.27%
Initial weighted average health care trend rate	5.82%	5.92%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.5	20.4
Females	23.9	23.8

	Dec. 31, 2024	Dec. 31, 2023
Defined benefit obligation:
Discount rate	4.74%	4.64%
Initial weighted average health care trend rate	5.67%	5.82%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.6	20.5
Females	24.0	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.5	22.4
Females	25.6	25.6

1 CPM2014 Priv with MI-2017 projection scale with loading of 1.25 and 1.15 for males and females.

Hudbay reviews the assumptions used to measure other employee benefit costs (including the discount rate) on an annual basis.

The other employee benefit costs typically expose Hudbay to actuarial risks such as: interest rate risk, health care cost inflation risk and longevity risk.

Interest risk	A decrease in the bond interest rate will increase the plan liabilities.
Health care cost inflation risk	The majority of the plan's benefit obligations are linked to health care cost inflation and higher inflation will lead to higher liabilities.
Longevity risk	The majority of the plans' benefit liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plans' liabilities. This is particularly significant for benefits subject to health care cost inflation where increases in inflation result in higher sensitivity to changes in life expectancy.

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding other assumptions constant:

- If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $5.7 million (increase by $6.4 million).

- If the health care cost assumption increases (decreases) by 1%, the defined benefit obligation would increase by $12.9 million (decrease by $10.3 million).

- If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligations would increase by $3.2 million (decrease by $3.2 million).

The average duration of the non-pension post-employment obligation at December 31, 2024 is 15.0 years (2023: 15.8 years).

This number can be broken down as follows:

- Active members: 23.0 years (2023: 22.9 years)

- Inactive members: 11.3 years (2023: 12.0 years)